DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2018
Basis Of Presentation Significant Concentration and Risks [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS
NOTE 1 – DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS

China Biologic Products Holdings, Inc. (“CBP”) and its subsidiaries (collectively, the “Company”), are principally engaged in the research, development, manufacturing and sales of biopharmaceutical products in the People’s Republic of China (the “PRC”).

Biopharmaceutical products include plasma-based products and placenta polypeptide. All of the biopharmaceutical products are prescription medicines administered in the form of injections. The principal plasma products are human albumin and human immunoglobulin for intravenous injection (“IVIG”). The PRC subsidiaries own and operate plasma collection stations that purchase and collect plasma from individual donors. The plasma is processed into finished goods after passing through a series of fractionating processes.

On January 1, 2018, the Company acquired 80% equity interest in TianXinFu (Beijing) Medical Appliance Co., Ltd. (“TianXinFu”), a medical device company primarily engaging in manufacturing and sale of regenerative medical biomaterial products. Biomaterial products include artificial dura mater and spinal dura mater products, with extracted collagen as the main raw material, which are applied in brain and spinal surgeries.

All of the Company’s plasma products require government approval before the products are sold to customers. The Company primarily sells its products to hospitals and inoculation centers directly or through distributors in the PRC.

On July 21, 2017, China Biologic Products Holdings, Inc. (the “Successor”) succeeded to the interests of China Biologic Products, Inc. (the “Predecessor”) following a redomicile merger pursuant to an agreement and plan of merger dated as of April 28, 2017 (the “Merger Agreement”) between the Successor and the Predecessor. Pursuant to the Merger Agreement, the Predecessor merged with and into the Successor, with the Successor surviving the merger and each issued and outstanding shares of Predecessor's common stock converted into the right to receive one ordinary share of the Successor. The consolidated financial statements of the Successor represents the continuation of the financial statements of the Predecessor, reflecting the assets and liabilities, retained earnings and other equity balances of the Predecessor before the domiciliation. The equity structure is restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of the Successor.

Cash Concentration

The Company maintains cash balances at financial institutions which, from time to time, may exceed Federal Deposit Insurance Corporation insured limits for its bank accounts located in the United States or may exceed Hong Kong Deposit Protection Board insured limits for its bank accounts located in Hong Kong or may exceed the insured limits for its bank accounts in China established by the People’s Bank of China. Total cash at banks and deposits, including cash and equivalents, time deposits and short term investments as of December 31, 2018 and December 31, 2017 amounted to
$951,336,787 and $241,761,593, respectively, of which $3,227,530 and $2,577,139 are insured, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts.

Sales Concentration

The Company’s two major biopharmaceutical products are human albumin and IVIG. Human albumin accounted for
32.0%, 35.8% and 39.2% of the total sales for the years ended December 31, 2018, 2017 and 2016, respectively. IVIG accounted for 24.3%, 31.7% and 34.6%
of the total sales for the years ended December 31, 2018, 2017 and 2016, respectively. The Company expects sales from these two products to represent a substantial portion of its sales in the future. If the market demands for human albumin and IVIG cannot be sustained in the future or the price of human albumin and IVIG decreases, the Company’s operating results could be adversely affected.

Substantially all of the Company’s customers are located in the PRC. There were no customers that individually comprised 10% or more of sales during the years ended December 31, 2018, 2017 and 2016. No individual customer represented 10% or more of accounts receivables as at December 31, 2018 and 2017. The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers.

Purchase Concentration

There was one supplier, namely, Xinjiang Deyuan Bioengineering Co., Ltd. (“Xinjiang Deyuan”) (see Note 10), that comprised 10% or more of the total purchases during the years ended December 31, 2018, 2017 and 2016. No individual supplier represented 10% or more of accounts payables as at December 31, 2018. Chongqing Sanda Great Exploit Pharmaceutical Co, Ltd. represented more than 10% of accounts payables as at December 31, 2017.